Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2019
Entity Registrant Name	Mirae Asset Discovery Funds
Entity Central Index Key	0001489215
Amendment Flag	false
Document Creation Date	Apr. 17, 2019
Document Effective Date	Apr. 17, 2019
Prospectus Date	Apr. 17, 2019